Appendix 4 Additional Information Circular No. 715 of February 3, 2012 - Summary of Number and Value of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2019 item	Dec. 31, 2018 item	Dec. 31, 2019 CLP ($) item	Dec. 31, 2018 CLP ($) item
Impairment Provisions And Recoveries [Abstract]
Number of operations | item	1	1	2	3
Value of operations, in ThCh$ | $			$ 1,347,346	$ 100,900